Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material accounting policies [Abstract]
Consolidation of Subsidiaries
The Company’s subsidiaries as of December 31, 2025, are set out below:

Entity	Ownership interest

Murano Management UK Limited (“Murano Management UK”)	100.00%
Murano Service Operations Limited (Murano Services”)	100.00%
Murano Global Hospitality Corporation (“Murano Hospitality” including the former HCM Adquisition Corporation)	100.00%
Murano Management, S. A. de C. V. (“Murano Management”)	100.00%
Murano PV, S. A. de C. V. (“Murano PV”)	100.00%
Murano World, S. A. de C. V. (“Murano World”)	100.00%
Inmobiliaria Insurgentes 421, S. A. de C.V. (“Inmobiliaria Insurgentes 421”)	100.00%
Operadora Hotelera GI, S. A. de C. V. (“Operadora GIC I”)	100.00%
Operadora Hotelera Grand Island II, S. A. de C. V. (“Operadora GIC II”)	100.00%
Operadora Hotelera I421, S. A. de C. V. (“OHI421”)	100.00%
Operadora Hotelera I421 Premium, S. A. de C. V. (“OHI421 Premium”)	100.00%
Fideicomiso Murano 6000 CIB/3109 (“Insurgentes Security Trust”)	100.00%
Fideicomiso Murano 2000 CIB /3001 (“GIC I Trust” or “Fideicomiso Murano 2000”)	100.00%
Fideicomiso Murano 4000 CIB/3288 (“GIC II Trust”)	100.00%
Fideicomiso Murano 1000 CIB /3000	100.00%
Fideicomiso Irrevocable de Emisión, Administración y Pago No. CIB/4323	100.00%
Edificaciones BVG, S. A. de C. V. (“Edificaciones BVG”)	100.00%
Servicios Corporativos BVG, S. A. de C.V. (“Servicios BVG”)	100.00%

Estimated Useful Lives of Assets
Company’s Management estimates the following useful life for the major assets.

Years

Buildings and beach club	35-40 years
Elevators	10 years
Furniture, fixtures, and equipment (“FF&E”)	5 years
Operating, supplies and equipment (“OS&E”)	2 years
Computer equipment	3-4 years
Transportation Equipment	4 years
Furniture	10 years
Equipment and other assets	10 years